Warrant liabilities - Fair value of sponsor warrants (Details) - Sponsor warrants	Dec. 31, 2024 $ / shares Y
Risk-free interest rate
Warrant liabilities
Warrants outstanding, measurement input	0.0433
Dividend rate
Warrant liabilities
Warrants outstanding, measurement input	0
Remaining term
Warrant liabilities
Warrants outstanding, measurement input | Y	4.14
Expected volatility
Warrant liabilities
Warrants outstanding, measurement input	0.3976
Spot price
Warrant liabilities
Warrants outstanding, measurement input | $ / shares	3.61